DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS

16. DERIVATIVE FINANCIAL INSTRUMENTS

Risk Management Policy

Ricoh enters into various derivative financial instrument contracts in the normal course of business in connection with the management of its assets and liabilities.

Ricoh uses derivative instruments to reduce risk and protect market value of assets and liabilities in conformity with Ricoh’s policy. Ricoh does not use derivative financial instruments for trading or speculative purposes, nor is it a party to leveraged derivatives.

All derivative instruments are exposed to credit risk arising from the inability of counterparties to meet the terms of the derivative contracts. However, Ricoh does not expect any counterparties to fail to meet their obligations because these counterparties are financial institutions with satisfactory credit ratings. Ricoh utilizes a number of counterparties to minimize the concentration of credit risk.

Foreign Exchange Risk Management

Ricoh conducts business on a global basis and holds assets and liabilities denominated in foreign currencies. Ricoh enters into foreign currency contracts and foreign currency options to hedge against the potentially adverse impacts of foreign currency fluctuations on those assets and liabilities denominated in foreign currencies.

Interest Rate Risk Management

Ricoh enters into interest rate swap agreements (including interest rate and currency swap agreements) to hedge against the potential adverse impacts of changes in fair value or cash flow fluctuations on interest of its outstanding debt.

Fair Value Hedges

Changes in the fair value of derivative instruments and the related hedged items designated and qualifying as fair value hedges are included in other (income) expenses on the consolidated statements of operations. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2010 and 2011 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Because hedging instruments and hedging items have expired during the year ended March 31, 2011, there are no fair value hedges as of March 31, 2012.

Cash Flow Hedges

Changes in the fair value of derivative instruments designated and qualifying as cash flow hedges are included in accumulated other comprehensive income (loss) on the consolidated balance sheets. These amounts are reclassified into earnings as interest on the hedged loans is paid. There is no hedging ineffectiveness nor are net gains or losses excluded from the assessment of hedge effectiveness for the years ended March 31, 2010, 2011 and 2012 as the critical terms of the interest rate swap match the terms of the hedged debt obligations. Ricoh expects that it will reclassify into earnings through other expenses during the next 12 months approximately ¥13 million ($159 thousand) of the balance of accumulated other comprehensive loss as of March 31, 2012.

Undesignated Derivative Instruments

Derivative instruments not designated as hedging instruments are held to reduce the risk relating to the variability in exchange rates on assets and liabilities denominated in foreign currencies. Changes in the fair value of these instruments are included in other (income) expenses on the consolidated statements of operations.

Contract amounts of derivative instruments at March 31, 2011 and 2012 are shown in the following tables:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Interest rate swap agreements	¥284,444	¥339,234	$4,137,000
Foreign currency contracts	210,958	190,543	2,323,695
Foreign currency options	3,555	27,657	337,280

The location and fair value amounts of derivative instruments in consolidated balance sheets at March 31, 2011 and 2012 are shown in the following tables:

Derivatives designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥4	¥—	$—	Lease deposits and other	¥—	¥45	$549

		2011	2012	2012		2011	2012	2012
Liability Derivatives
Interest rate swap agreements	Accrued expenses and other	¥73	¥452	$5,512	Deferred income taxes and other	¥2,766	¥1,526	$18,610

Derivatives not designated as hedging instruments

	Current				Long-term
	Fair value				Fair value
	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars	Balance sheet Location	Millions of Yen		Thousands of U.S. Dollars
		2011	2012	2012		2011	2012	2012
Asset derivatives
Interest rate swap agreements	Deferred income taxes and other	¥—	¥—	$—	Lease deposits and other	¥—	¥—	$—
Foreign currency contracts		1,474	389	4,744		—	79	963
Foreign currency options		20	36	439		—	—	—

Total		¥1,494	¥425	$5,183		¥—	¥79	$963

		2011	2012	2012		2011	2012	2012
Liability derivatives
Interest rate swap agreements	Accrued expenses and other	¥72	¥27	$329	Deferred income taxes and other	¥24	¥222	$2,707
Foreign currency contracts		3,189	3,112	37,951		477	3,188	38,878
Foreign currency options		64	1,056	12,878		—	—	—

Total		¥3,325	¥4,195	$51,158		¥501	¥3,410	$41,585

Total fair value amounts of derivative instruments

	Millions of Yen		Thousands of U.S. Dollars
	Fair value		Fair value
	2011	2012	2012
Total asset derivatives	¥1,498	¥549	$6,695
Total liability derivatives	¥6,665	¥9,583	$116,865

The location and amount of gains and losses related to derivatives reported in the consolidated statements of operations for the years ended March 31, 2010, 2011, 2012 are shown in the following tables.

Derivatives designated as hedging instruments for the year ended March 31, 2010

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(878)	Interest expense	¥(94)	—	¥—

	Millions of Yen
	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest income	¥173	Interest expense	¥(273)

Derivatives designated as hedging instruments for the year ended March 31, 2011

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(138)	Interest expense	¥(127)	—	¥—

	Gain (loss) recognized in income on derivative instruments		Gain (loss) recognized in income on hedged item
	Location	Amount	Location	Amount
Fair value hedge interest rate swap agreements	Interest and dividend income	¥68	Interest expense	¥(90)

Derivatives designated as hedging instruments for the year ended March 31, 2012

	Millions of Yen
	Gain (loss) recognized in OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	¥(36)	Interest expense	¥(51)	—	¥—

	Thousands of U.S. Dollars
	Gain (loss) recognized in accumulated OCI on derivative (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income on derivative (ineffective portion)
	Amount	Location	Amount	Location	Amount
Cash flow hedge interest rate swap agreements	$(439)	Interest expense	$(622)	—	$—

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative instruments
	Location	Millions of Yen			Thousands of U.S. Dollars
		2010	2011	2012	2012
Interest rate swap agreements	Other, net	¥(74)	¥67	¥(153)	$(1,866)
Foreign currency contracts	Foreign currency exchange (gain) loss, net	(43)	1,446	(3,640)	(44,390)
Foreign currency options	Foreign currency exchange (gain) loss, net	1,145	254	(976)	(11,902)

Total		¥1,028	¥1,767	¥(4,769)	$(58,158)